Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Total	Share capital £m		Share premium £m		Other reserves £m	Retained profits £m		Other equity instruments £m	Non-controlling interests
At 1 January at Dec. 31, 2022		£ 43,911		£ 38,370	£ 6,729	[1]	£ 18,504	[1]	£ 6,587	£ 6,550	[2]	£ 5,297	£ 244
Comprehensive income
Profit for the year		5,518	[3],[4]	4,933						4,933	[2]	527	58
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(1,205)	[3]	(1,205)						(1,205)	[2]
Movements in revaluation reserve in respect of FVOCI assets, net of tax:
Debt securities		(117)	[3]	(117)					(117)
Equity shares		(57)	[3]	(57)					(57)
Gains and losses attributable to own credit risk, net of tax		(168)	[3]	(168)						(168)	[2]
Movements in cash flow hedge reserve, net of tax		1,710	[3]	1,710					1,710
Movements in foreign currency translation reserve, net of tax		(53)	[3]	(53)					(53)
Total other comprehensive income (loss) for the year, net of tax		110	[3]	110					1,483	(1,373)	[2]
Total comprehensive income (loss) for the year		5,628	[3]	5,043					1,483	3,560	[2]	527	58
Transactions with owners
Dividends (note 34)		(1,752)		(1,651)						(1,651)	[2]		(101)
Distributions on other equity instruments		(527)										(527)
Issue of ordinary shares		131		131	67	[1]	64	[1]
Share buyback		(1,993)		(1,993)	(438)	[1]			438	(1,993)	[2]
Issue of other equity instruments (note 33)		1,772		(6)						(6)	[2]	1,778
Repurchases and redemptions of other equity instruments (note 33)		(135)										(135)
Movement in treasury shares		103		103						103	[2]
Value of employee services		227		227						227	[2]
Changes in non-controlling interests		0
Total transactions with owners		(2,174)		(3,189)	(371)	[1]	64	[1]	438	(3,320)	[2]	1,116	(101)
Realised gains and losses on FVOCI equity shares		0							0
At 31 December at Dec. 31, 2023		47,365		40,224	6,358	[1],[5]	18,568	[1],[5]	8,508	6,790	[2],[6]	6,940	201
Transactions with owners
Comprehensive income, attributable to owners of parent	[3]	5,570
Treasury shares held (in shares)		61
Total equity excluding non-controlling interests		47,164
Treasury and other bills		10
Profit for the year		4,477	[3],[4]	3,923						3,923	[6]	498	56
Post-retirement defined benefit scheme remeasurements, net of tax		(564)	[3]	(564)						(564)	[6]
Debt securities		(46)	[3]	(46)					(46)
Equity shares		93	[3]	93					93
Gains and losses attributable to own credit risk, net of tax		(56)	[3]	(56)						(56)	[6]
Movements in cash flow hedge reserve, net of tax		11	[3]	11					11
Movements in foreign currency translation reserve, net of tax		(73)	[3]	(73)					(73)
Total other comprehensive income (loss) for the year, net of tax		(635)	[3]	(635)					(15)	(620)	[6]
Total comprehensive income (loss) for the year		3,842	[3]	3,288					(15)	3,303	[6]	498	56
Dividends (note 34)		(1,911)		(1,828)						(1,828)	[6]		(83)
Distributions on other equity instruments		(498)										(498)
Issue of ordinary shares		190		190	73	[5]	117	[5]
Share buyback		(2,011)		(2,011)	(369)	[5]			369	(2,011)	[6]
Redemption of preference shares		0					35	[5]	(35)
Issue of other equity instruments (note 33)		757		(6)						(6)	[6]	763
Repurchases and redemptions of other equity instruments (note 33)		(1,824)		(316)						(316)	[6]	(1,508)
Movement in treasury shares		(173)		(173)						(173)	[6]
Value of employee services		153		153						153	[6]
Changes in non-controlling interests		(2)											(2)
Total transactions with owners		(5,319)		(3,991)	(296)	[5]	152	[5]	334	(4,181)	[6]	(1,243)	(85)
Realised gains and losses on FVOCI equity shares		0							0
At 31 December at Dec. 31, 2024		45,888		39,521	6,062	[5],[7]	18,720	[5],[7]	8,827	5,912	[6],[8]	6,195	172
Transactions with owners
Comprehensive income, attributable to owners of parent	[3]	3,786
Treasury shares held (in shares)		126
Total equity excluding non-controlling interests		45,716
Treasury and other bills		47
Profit for the year		4,757		4,196						4,196	[8]	463	98
Post-retirement defined benefit scheme remeasurements, net of tax		(385)		(385)						(385)	[8]
Debt securities		24		24					24
Equity shares		34		34					34
Gains and losses attributable to own credit risk, net of tax		(91)		(91)						(91)	[8]
Movements in cash flow hedge reserve, net of tax		1,692		1,692					1,692
Movements in foreign currency translation reserve, net of tax		54		54					54
Total other comprehensive income (loss) for the year, net of tax		1,328		1,328					1,804	(476)	[8]
Total comprehensive income (loss) for the year	[9]	6,085		5,524					1,804	3,720	[8]	463	98
Dividends (note 34)		(2,051)		(2,000)						(2,000)	[8]		(51)
Distributions on other equity instruments		(463)										(463)
Issue of ordinary shares		124		124	47	[7]	77	[7]
Share buyback		(1,710)		(1,710)	(220)	[7]			220	(1,710)	[8]
Issue of other equity instruments (note 33)		1,504		(7)						(7)	[8]	1,511
Repurchases and redemptions of other equity instruments (note 33)		(1,759)										(1,759)
Movement in treasury shares		38		38						38	[8]
Value of employee services		211		211						211	[8]
Changes in non-controlling interests		0		20						20	[8]		(20)
Total transactions with owners		(4,106)		(3,324)	(173)	[7]	77	[7]	220	(3,448)	[8]	(711)	(71)
Realised gains and losses on FVOCI equity shares		0							(107)	107	[8]
At 31 December at Dec. 31, 2025	[10]	47,867		£ 41,721	£ 5,889	[7]	£ 18,797	[7]	£ 10,744	£ 6,291	[8]	£ 5,947	£ 199
Transactions with owners
Comprehensive income, attributable to owners of parent		5,987
Treasury shares held (in shares)		87
Total equity excluding non-controlling interests		47,668
Treasury and other bills		£ 17

[1]	Share capital and share premium, previously presented in aggregate, are shown separately. Comparatives have been represented on a consistent basis.
[2]	Retained profits are stated after deducting £10 million representing 61 million treasury shares held.
[3]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.
[4]	[1]Comparative periods have been represented for presentational changes. See note 1.
[5]	Share capital and share premium, previously presented in aggregate, are shown separately. Comparatives have been represented on a consistent basis.
[6]	Retained profits are stated after deducting £47 million representing 126 million treasury shares held.
[7]	Share capital and share premium, previously presented in aggregate, are shown separately. Comparatives have been represented on a consistent basis.
[8]	Retained profits are stated after deducting £17 million representing 87 million treasury shares held.
[9]	1Total comprehensive income attributable to owners of the parent was a surplus of £5,987 million (2024: surplus of £3,786 million; 2023: surplus of £5,570 million).
[10]	2Total equity attributable to owners of the parent was £47,668 million (2024: £45,716 million; 2023: £47,164 million).